Prepaid expenses and accrued revenues (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses and accrued revenues
Interest income accrued	kr 4,121	kr 1,876
Prepaid expenses and other accrued revenues	41	37
Total	kr 4,162	kr 1,913